CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash and cash equivalents	$ 679,754	$ 664,321		$ 288,782
Prepaid expenses	667	937
Total current assets	1,462,567	1,387,558
Total assets	1,671,773	1,594,253
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	37,282	38,633
Total liabilities	505,945	452,285
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares issued and 61,962,449 shares issued and outstanding as of June 30, 2021 and 2022, respectively	62	61
Additional paid-in capital	243,476	233,768
Retained earnings			$ 30,451
Accumulated other comprehensive income (loss)	(12,655)	32,814
Total equity	1,165,828	1,141,968		$ 988,886	$ 947,160
Total liabilities and equity	1,671,773	1,594,253
Parent Company
ASSETS
Cash and cash equivalents	7,500	7,824
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	202	166
Total current assets	61,205	61,493
Investment in subsidiaries	1,276,497	1,221,755
Total assets	1,337,702	1,283,248
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	98	5,143
Amounts due to subsidiaries	172,317	140,415
Total liabilities	172,415	145,558
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares issued and 61,962,449 shares issued and outstanding as of June 30, 2021 and 2022, respectively	62	61
Additional paid-in capital	243,476	233,768
Retained earnings	934,404	871,047
Accumulated other comprehensive income (loss)	(12,655)	32,814
Total equity	1,165,287	1,137,690
Total liabilities and equity	$ 1,337,702	$ 1,283,248